Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 23, 2016
Document Effective Date	Dec. 28, 2016
Prospectus Date	Dec. 28, 2016
Tortoise Select Income Bond Fund | Investor Class
Prospectus:
Trading Symbol	TBNTX
Tortoise Select Income Bond Fund | Institutional Class
Prospectus:
Trading Symbol	TBNIX